Legal proceedings (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Directorate General Of Goods And Service Tax Intelligence [Member] | April 2014 to November 2016 [Member] | OIDAR Export Services Taxable [Member]
Disclosure of legal proceedings [Line Items]
Arrears Of Service Tax Of Past Period Accrued During The Current Period	₨ 161,800
Payment Of Arrears Of Service Tax	64,600
Top of range [member]
Disclosure of legal proceedings [Line Items]
Estimated financial effect of contingent liabilities	113,300	₨ 88,257
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of legal proceedings [Line Items]
Estimated financial effect of contingent liabilities	₨ 6,432